Other Disclosures - Separate Financial Statements and Preference Shares	12 Months Ended
Dec. 31, 2017
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Other Disclosures

55.   Other Disclosures

This Note includes relevant information about additional disclosure requirements.

55.1 Parent company financial statements

Following are the summarized balance sheets of Banco Santander, S.A. as of December 31, 2017, 2016 and 2015

CONDENSED BALANCE SHEETS (Parent company only)	December 31, 2017	December 31, 2016	December 31, 2015
	(Millions of Euros)
Assets
Cash and due from banks	76,690	49,979	63,790
Of which:
To bank subsidiaries	20,818	11,442	10,471
Trading account assets	64,326	70,437	79,474
Investment securities	49,194	45,702	54,807
Of which:
To bank subsidiaries	6,474	8,326	12,191
To non-bank subsidiaries	3,729	3,662	2,978
Net Loans and leases	197,591	195,532	200,046
Of which:
To non-bank subsidiaries	33,113	35,085	36,204
Investment in affiliated companies	85,428	80,614	80,822
Of which:
To bank subsidiaries	65,567	63,210	68,681
To non-bank subsidiaries	19,861	17,404	12,141
Premises and equipment, net	1,929	1,834	1,781
Other assets	17,257	17,146	17,554
Total assets	492,415	461,244	498,274

Liabilities
Deposits	256,389	265,565	277,058
Of which:
To bank subsidiaries	20,391	19,179	18,365
To non-bank subsidiaries	13,115	40,082	43,954
Short-term debt	40,540	19,110	36,353
Long-term debt	53,023	34,499	41,248
Total debt	93,563	53,609	77,601
Of which:
To bank subsidiaries	1,138	-	770
To non-bank subsidiaries	2,966	14,062	17,310
Other liabilities	71,896	78,835	81,756
Total liabilities	421,848	398,009	436,415

Stockholders' equity
Capital stock	8,068	7,291	7,217
Retained earnings and other reserves	62,499	55,944	54,642
Total stockholders' equity	70,567	63,235	61,859

Total liabilities and Stockholders’ Equity	492,415	461,244	498,274

In the financial statements of the Parent Company, investments in subsidiaries, jointly controlled entities and associates are recorded at cost.

Following are the condensed statements of income of Banco Santander, S.A. for the years ended December 31, 2017, 2016 and 2015.

CONDENSED STATEMENTS OF INCOME (Parent company only)
	December 31, 2017	December 31, 2016	December 31, 2015
	(Millions of Euros)
Interest income
Interest from earning assets	5,733	6,023	6,948
Dividends from affiliated companies	3,320	3,459	3,235
Of which:
From bank subsidiaries	2,580	2,686	2,786
From non-bank subsidiaries	740	773	449
	9,053	9,482	10,183
Interest expense	(3,204)	(3,113)	(3,582)
Interest income / (Charges)	5,849	6,369	6,601
Provision for credit losses	(451)	(528)	(1,002)
Interest income / (Charges) after provision for credit losses	5,398	5,841	5,599
Non-interest income:	3,872	3,403	3,268
Non-interest expense:	(6,293)	(7,115)	(6,836)
Income before income taxes	2,977	2,129	2,031
Income tax expense	29	352	246
Net income	3,006	2,481	2,277

Following are the condensed statement of comprehensive income of Banco Santander, S.A. for the years ended December 31, 2017, 2016 and 2015:

CONDENSED STATEMENTS OF
COMPREHENSIVE INCOME (Parent company only)	December 31, 2017	December 31, 2016	December 31, 2015
	(Millions of Euros)

NET INCOME	3,006	2,481	2,277
OTHER COMPREHENSIVE INCOME	(356)	364	(356)
Items that may be reclassified subsequently to profit or loss	(341)	439	(293)
Available-for-sale financial assets:	(625)	619	(416)
Revaluation gains/(losses)	(283)	830	34
Amounts transferred to income statement	(342)	(211)	(450)
Other reclassifications	-	-	-
Cash flow hedges:	(7)	4	(1)
Revaluation gains/(losses)	(7)	4	(1)
Amounts transferred to income statement	-	-	-
Amounts transferred to initial carrying amount of hedged items	-	-	-
Other reclassifications	-	-	-
Hedges of net investments in foreign operations:	-	-	(1)
Revaluation gains/(losses)	-	-	(1)
Amounts transferred to income statement	-	-	-
Other reclassifications	-	-	-
Exchange differences:	-	-	-
Non-current assets held for sale:	-	-	-
Income tax	291	(184)	125
Items that will not be reclassified to profit or loss:	(15)	(75)	(63)
Actuarial gains/(losses) on pension plans	(23)	(106)	(90)
Income tax	8	31	27
TOTAL COMPREHENSIVE INCOME	2,650	2,845	1,921

Following are the condensed cash flow statements of Banco Santander, S.A. for the years ended December 31, 2017, 2016 and 2015.

CONDENSED CASH FLOW STATEMENTS
(Parent company only)	December 31, 2017	December 31, 2016	December 31, 2015
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	3,006	2,481	2,277
Adjustments to profit	1,824	1,245	3,081
Net increase/decrease in operating assets	(10,430)	36,393	(2,367)
Net increase/decrease in operating liabilities	21,915	(36,632)	(4,585)
Reimbursements/payments of income tax	(839)	151	(21)
Total net cash flows from operating activities (1)	15,476	3,638	(1,615)

2. Cash flows from investing activities
Investments (-)	(8,818)	(4,419)	(2,149)
Divestments (+)	4,995	7,249	1,696
Total net cash flows from investment activities (2)	(3,823)	2,830	(453)

3. Cash flows from financing activities
Issuance of own equity instruments	7,072	-	7,500
Disposal of own equity instruments	1,004	957	2,240
Acquisition of own equity instruments	(972)	(943)	(2,224)
Issuance of debt securities	2,894	2,346	2,849
Redemption of debt securities	(764)	(5,333)	(935)
Dividends paid	(2,665)	(2,308)	(1,498)
Issuance/Redemption of equity instruments	-	-	-
Other collections/payments related to financing activities	532	-	(72)
Total net cash flows from financing activities (3)	7,101	(5,281)	7,860

4. Effect of exchange rate changes on cash and cash equivalents (4)	(655)	289	(496)

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	18,099	1,476	5,296
Cash and cash equivalents at beginning of period	15,635	14,159	8,863
Cash and cash equivalents at end of period	33,734	15,635	14,159

55.2 Preference Shares and Preferred Securities

The following table shows the balance of the preference shares and preferred securities as of December 31, 2017, 2016 and 2015:

	2017	2016	2015
		(Millions of Euros)
Preference shares	404	413	449
Preferred securities	8,369	6,916	6,749
Total at period-end	8,773	7,329	7,198

Both preference shares and preferred securities are subordinated liabilities recorded under the “Financial liabilities at amortized cost – Marketable debt securities” caption in the consolidated balance sheet as of December 31, 2017, 2016 and 2015. Preference Shares include the financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity in the financial statements. These shares do not carry any voting rights and are non-cumulative. They were subscribed to by non-Group third parties except for the shares of Santander UK, plc amounting to GBP 200 million, are redeemable at the discretion of the issuer, based on the conditions of the issuer. At December 31, 2017, the following issues were convertible into Bank shares:

On March 5, May 8 and September 2, 2014, Banco Santander, S.A. announced that its executive committee had resolved to launch issues of preference shares contingently convertible into newly issued ordinary shares of the Bank (“CCPSs”) for a nominal amount of €1,500 million, USD 1,500 million and €1,500 million, respectively. The interest on the CCPSs, payment of which is subject to certain conditions and is discretionary, was set at 6.25% per annum for the first five years (to be repriced thereafter by applying a 541 basis-point spread to the 5-year Mid-Swap Rate) for the March issue, at 6.375% per annum for the first five years (to be repriced thereafter by applying a 478.8 basis-point spread to the 5-year Mid-Swap Rate) for the May issue and at 6.25% per annum for the first seven years (to be repriced every five years thereafter by applying a 564 basis-point spread to the 5-year Mid-Swap Rate) for the September issue.

On March 25, May 28 and September 30, 2014, the Bank of Spain confirmed that the CCPSs were eligible as Additional Tier 1 capital under the new European capital requirements of Regulation (EU) No 575/2013. The CCPSs are perpetual, although they may be redeemed early in certain circumstances and would convert into newly issued ordinary shares of Banco Santander if the Common Equity Tier 1 ratio of the Bank or its consolidated group fell below 5.125%, calculated in accordance with Regulation (EU) No 575/2013. The CCPSs are traded on the Global Exchange Market of the Irish Stock Exchange.

Furthermore, on January 29, 2014, Banco Santander (Brasil), S.A. launched an issue of Tier 1 perpetual subordinated notes for a nominal amount of USD 1,248 million, of which the Group has acquired 89.6%. The notes are perpetual and would convert into ordinary shares of Banco Santander (Brasil), S.A. if the common equity Tier 1 ratio, calculated as established by the Central Bank of Brazil, were to fall below 5.125%.

Preference shares include non-cumulative preferred non-voting shares issued by Santander UK plc, Santander Holdings USA, Inc. and Santander Bank, National Association.

Preferred securities include non-cumulative preferred non-voting securities issued by Banco Santander, S.A., Santander UK Group, Banco Santander, (Brasil), S.A., and Banco Popular.

For the purposes of payment priority, preferred securities are junior to all general creditors and to subordinated deposits. The payment of dividends on these securities, which have no voting rights, is conditional upon the obtainment of sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.

Preference shares and preferred securities are perpetual securities and there is no obligation that requires the Group to redeem them. All securities have been fully subscribed by third parties outside the Group. In the consolidated balance sheets, these securities are shown net of any temporary operations relating to liquidity guarantees (see Note 23 and Appendix III), and are described in the table below:

	Outstanding at December 31, 2017
		Amount in
Preference Shares		currency		Redemption
Issuer/Date of issue	Currency	(million)	Interest rate	Option (1)
Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, May 2006	Pounds Sterling	13.8	6.222% (2)	May 24, 2019
Santander Bank, National Association, August 2000	US Dollar	153.0	12.00%	May 16, 2020
Santander Holdings USA, Inc, May 2006 (*)	US Dollar	75.5	7.30%	May 15, 2011

	Outstanding at December 31, 2017
		Amount in
Preferred Securities		currency
Issuer/Date of issue	Currency	(million)	Interest rate	Maturity date
Banco Santander, S.A.
Banco Español de Crédito, October 2004	Euro	36.5	€CMS 10 + 0.125%	Perpetuity
Banco Español de Crédito (1), November 2004	Euro	106.5	5.5%	Perpetuity
Banco Santander, S.A., March 2014	Euro	1,500.0	6.25% (3)	Perpetuity
Banco Santander, S.A., May 2014	US Dollar	1,500.0	6.375% (4)	Perpetuity
Banco Santander, S.A., September 2014	Euro	1,500.0	6.250% (5)	Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	US Dollar	18.2	2.0%	Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	US Dollar	25.0	2.0%	Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	Euro	306.9	2.0%	Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	Euro	153.4	2.0%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), March 2004 (*)	US Dollar	89.3	6.41%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), October 2004	Euro	155.0	5.75%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), November 2006 (*)	US Dollar	161.8	6.80%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), January 2007 (*)	US Dollar	109.5	6.50%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), March 2007 (*)	US Dollar	210.4	US3M + 0.52%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), July 2007	Pounds Sterling	4.9	7.01%	Perpetuity
Santander International Preferred S.A. (Sociedad Unipersonal), March 2009	US Dollar	979.7	2.0%	Perpetuity
Santander International Preferred S.A. (Sociedad Unipersonal), March 2009	Euro	8.6	2.0%	Perpetuity

Santander UK Group
Abbey National Plc, February 2001(6)	Pounds Sterling	39.5	7.04%	Perpetuity
Abbey National Plc, August 2002	Pounds Sterling	1.8	Fixed to 6.984% until February 9, 2018, and thereafter, at a rate reset semi-annually of 1.86% per annum + Libor GBP (6M)	Perpetuity
Abbey National Plc, June 2015	Pounds Sterling	650.0	7.38%	Perpetuity

Banco Santander (Brasil), S.A.
January 2014	US Dollar	129.6	7.38%	October 29, 2049

Banco Popular
Pastor FRN, June 2004	Euro	11.5	2.07%	Perpetuity
(1)	From this date the issuer can redeem the shares, subject to prior authorization by the national supervisor.
(2)

That issuance is a Fixed/Floating Rate Non-Cumulative Callable Preference Shares. Dividends will accrue on a principal amount equal to £1,000 per Preference Share at a rate of 6.222% per annum in respect of the period from (and including) May 24, 2006 (the Issue Date) to (but excluding) May 24, 2019 (the First Call Date) and thereafter at a rate reset quarterly equal to 1.13% per annum above the London interbank offered rate for three-month sterling deposits. From (and including) the Issue Date to (but excluding) the First Call Date, dividends, if declared, will be paid annually in arrears on May 24, in each year. Subject as provided herein, the first such dividend payment date will be May 24, 2007 and the last such dividend payment date will be the First Call Date. From (and including) the First Call Date, dividends, if declared, will be paid quarterly in arrears on May 24, August 24, November 24 and February 24, in each year. Subject as provided herein, the first such dividend payment date will be August 24, 2019.

(3)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 541 basis points on the five-year Mid-Swap Rate.

(4)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.375% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 478.8 basis points on the five-year Mid-Swap Rate.

(5)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 564 basis points on the five-year Mid-Swap Rate.

(6)

From February 14, 2026, this issue will bear interest at a rate, reset every five years, of 3.75% per annum above the gross redemption yield on a five-year specified United Kingdom government security.

(*)   Listed in the U.S.

Santander Finance Preferred, S.A. (Unipersonal), Santander Finance Capital, S.A. (Unipersonal), Santander International Preferred, S.A. (Unipersonal), Santander Issuances, S.A., and Santander US Debt, S.A. (Sociedad Unipersonal) - issuers of registered securities guaranteed by Banco Santander, S.A. until November 2017, merged in that date with Banco Santander, S.A.